Components of Income Tax Expense Included in Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current income tax expense:
Federal	$ 83,518	$ 98,802	$ 115,301
State	4,666	4,221	4,311
Foreign	12,922	8,682	6,185
Total current income tax expense	101,106	111,705	125,797
Deferred income tax expense (benefit):
Federal	3,126	(2,970)	(4,210)
State	61	(643)	947
Foreign	(1,696)	(2,004)	(684)
Total deferred income tax expense (benefit)	1,491	(5,617)	(3,947)
Total income tax expense	$ 102,597	$ 106,088	$ 121,850